Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Sep 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CrossCap Management, Inc

Address: 5851 San Felipe, Suite 230
	Houston, TX 77057

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Doug J. Jegi
Title:     Chief Compliance Officer
Phone:     713-781-1000


Signature, Place, and Date of Signing:

     /s/ Doug J. Jegi, Houston, TX,     December 13, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:   125

Form13F Information Table Value Total:     $   89,730 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
***MELCO PBL ENTMT MACAU LTD   COM              585464100     3028   183528 SH       Sole                   183528
AFFORDABLE RESIDENTIAL         COM              008273104     4473   381024 SH       Sole                   381024
AMERICAN TECHNOLOGY CORP       COM              030145205       61    16000 SH       Sole                                      16000
ARCHER-DANIELS-MIDLAND CO      COM              039483102      361    10900 SH       Sole                                      10900
ASPENBIO PHARMA INC            COM              045346103     1245   129000 SH       Sole                   129000
American National Insur        COM              028591105     2041    15512 SH       Sole                    13912              1600
BALLY TECHNOLOGIES INC         COM              05874b107     2937    82900 SH       Sole                    82900
BOIS D ARC ENERGY LLC          COM              09738u103     2661   138800 SH       Sole                   138800
BP PLC                         COM              055622104      435     6266 SH       Sole                                       6266
CEC Entertainment Inc          COM              125137109     1413    52600 SH       Sole                    52600
CENTRAL FUND OF CANADA LT      COM              153501101      117    11900 SH       Sole                                      11900
CLEAR CHANNEL OUTDOOR HOLDINGS COM              18451c109     2055    80591 SH       Sole                    80591
COMFORT SYSTEMS USA INC        COM              199908104     2507   176565 SH       Sole                   176565
CROWN CASTLE INTL CORP         COM              228227104     3817    93953 SH       Sole                    93953
ChevronTexaco Corp             COM              166764100      418     4466 SH       Sole                                       4466
Coca Cola Co                   COM              191216100      292     5080 SH       Sole                                       5080
DARLING INTERNATIONAL          COM              237266101     2355   238159 SH       Sole                   192159             46000
Dril-Quip Inc                  COM              262037104     1515    30700 SH       Sole                    30700
EL PASO CORP                   COM              28336L109      392    23100 SH       Sole                                      23100
ELIXIR GAMING TECHNOLOGIES INC COM              28661g105     1360   312000 SH       Sole                   312000
EOG Resources                  COM              26875p101     1772    24493 SH       Sole                    24493
EXXON MOBIL CORP               COM              30231G102     1813    19588 SH       Sole                                      19588
FLOWERS FOODS INC              COM              343498101     1539    70600 SH       Sole                    70600
FRONTIER OIL CORP              COM              35914p105     1603    38500 SH       Sole                    38500
GENERAL COMMUNICATION INC-CL A COM              369385109     2558   210727 SH       Sole                   210727
IMAGE TECH LABORATORIES I      COM              45247A105       15   150000 SH       Sole                                     150000
Int'l Game Technology          COM              459902102     1603    37200 SH       Sole                    37200
Intel Corp                     COM              458140100      204     7900 SH       Sole                                       7900
JOHNSON & JOHNSON              COM              478160104      281     4270 SH       Sole                                       4270
KIRBY CORP                     COM              497266106     2609    59100 SH       Sole                    59100
KRAFT FOODS CLASS A            COM              50075N104      220     6361 SH       Sole                                       6361
LIMCO PIEDMONT INC             COM              53261t109     1867   140669 SH       Sole                   140669
LSB INDUSTRIES INC             COM              502160104     3220   136161 SH       Sole                   136161
MICRON TECHNOLOGY INC          COM              595112103     1760   158600 SH       Sole                   137500             21100
MOLSON COORS BREWING CO        COM              60871r209     1535    15400 SH       Sole                    15400
NRG ENERGY INC                 COM              629377508     2931    69300 SH       Sole                    69300
NUTRACEA                       COM              67060n204      439   285000 SH       Sole                   285000
NYFIX INC                      COM              670712108      140    29200 SH       Sole                                      29200
Oklahoma Gas & Elec            COM              670837103     2294    69300 SH       Sole                    69300
PENN OCTANE CORP               COM              707573101       54    32000 SH       Sole                                      32000
PENSON WORLDWIDE INC           COM              709600100     2404   130100 SH       Sole                   130100
PETROSEARCH ENERGY CORP        COM              71675Y100       24    20000 SH       Sole                                      20000
PFIZER INC                     COM              717081103      232     9485 SH       Sole                                       9485
POWELL INDS INC                COM              739128106     1728    45600 SH       Sole                    45600
PRICESMART INC                 COM              741511109     1174    49763 SH       Sole                    49763
PROGRESSIVE GAMING             COM              74332S102       77    15500 SH       Sole                                      15500
PROSHARES TRUST                COM              74347R883      897    17700 SH       Sole                                      17700
Pepsico Inc                    COM              713448108      284     3880 SH       Sole                                       3880
Philip Morris Cos              COM              02209S103      378     5435 SH       Sole                                       5435
Procter & Gamble Co            COM              742718109      245     3487 SH       Sole                                       3487
RCN CORP                       COM              749361200     2202   179044 SH       Sole                   179044
SHARPS COMPLIANCE CORP         COM              820017101      704   270600 SH       Sole                   270600
Sterling Bancshs Inc           COM              858907108     1470   128828 SH       Sole                   128828
Stonegate Bank                 COM              861811107     1207    95050 SH       Sole                    95050
TEXAS CAPITAL BANCSHARES INC   COM              88224q107     1346    61900 SH       Sole                    61900
TEXAS INDUSTRIES INC           COM              882491103     1413    18000 SH       Sole                    18000
TRIARC COMPANIES INC           COM              895927309      125    10000 SH       Sole                                      10000
Titanium Metal                 COM              888339207     1597    47600 SH       Sole                    47600
VAIL RESORTS INC               COM              91879q109     2488    39948 SH       Sole                    39948
W and T Offshore               COM              92922p106     2596   106500 SH       Sole                   106500
XPONENTIAL INC                 COM              98415T109       30    29627 SH       Sole                                      29627
American Intl Group                             026874107     2347    34690 SH       Sole                                      34690